Submission	Mar. 03, 2026
Submission [Line Items]
Central Index Key	0000807882
Registrant Name	Jack in the Box Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A